Note 18 - Fair Value Measurements - Additional Quantitative Information About Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Measurements, Nonrecurring [Member] - Fair Value, Inputs, Level 3 [Member] - Appraisal of Collateral [Member]
$ in Thousands
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Impaired loans, fair value estimate	[1]	$ 1,075	$ 3,072
Other real estate owned, fair value estimate	[1]		$ 32
Minimum [Member] | Measurement Input, Discount Rate [Member]
Impaired loans, discount rate	[2]	0	0
Other real estate owned, discount rate	[2]		0
Maximum [Member] | Measurement Input, Discount Rate [Member]
Impaired loans, discount rate	[2]	1	0.861
Other real estate owned, discount rate	[2]		0.1
Weighted Average [Member] | Measurement Input, Discount Rate [Member]
Impaired loans, discount rate	[2]	(0.406)	0.138

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level III inputs which are not identifiable, less any associated allowance.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.